Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Return Stacked Global Stocks & Bonds ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Global Stocks & Bonds ETF
Class Name	Return Stacked Global Stocks & Bonds ETF
Trading Symbol	RSSB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Global Stocks & Bonds ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 14.88%, compared to the total return of the benchmark of 25.80%.

What Factors Influenced Performance?

There were two driving factors of the Fund's underperformance:

- Futures Ladder: The portfolio implements its U.S. Treasury exposure through an equal-weight ladder of 2-year, 5-year, 10-year, and US Long Bond Treasury futures exposure. We estimate that the equal-weight ladder lagged the broad U.S. Treasury index by 36 basis points this year. As the equal-weight ladder does not perfectly replicate a broad U.S. Treasury index, some tracking error is to be expected. Positive tracking error that had accrued from inception to August 2024 was erased in Q3 and Q4, leading to a drag on year-to-date performance.

- Fair-Value Pricing: The Fund gains exposure to international equities through an indexed ETF. Such funds can diverge from their benchmark due to fair-value pricing adjustments. These adjustments, which are required by the U.S. Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone difference among global securities markets. The ETF employed by the Fund ended up trailing its benchmark by 55 basis points at the end of the year. However, just one week before year end, it led its benchmark by 30 basis points. Two weeks prior to that it was trailing by nearly 80 basis points! Such swings, due to fair-value pricing, are commonplace and we do not expect them to be a permanent impact to performance over the long run.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (12/4/23)
Return Stacked Global Stocks & Bonds ETF - at NAV	14.88%	18.61%
S&P Composite 1500 TR Index	25.80%	28.22%

Performance Inception Date	Dec. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/ for more recent performance information.
Net Assets	$ 246,825,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 778,497
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$246,825
Number of Holdings	8
Total Advisory Fee Paid	$778,497
Portfolio Turnover	14%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Holdings	(% of Total Net Assets)
Vanguard Total Stock Market ETF	57.9
Vanguard Total International Stock ETF	33.8
First American Government Obligations Fund - Class X, 4.32%	4.2
U.S. Treasury 2 Year Notes	0.0*
U.S. Treasury 5 Year Note	-0.1
S&P 500 Index	-0.1
U.S. Treasury 10 Year Notes	-0.2
U.S. Treasury Long Bonds	-0.6

*	Less than 0.05% of net assets.

Return Stacked(R) U.S. Stocks & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Managed Futures ETF
Class Name	Return Stacked U.S. Stocks & Managed Futures ETF
Trading Symbol	RSST
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 24.65%, compared to the total return of the benchmark of 26.38%.

What Factors Influenced Performance?

The main drivers of positive performance in the Fund were futures on foreign currency, metals and equity indices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (9/5/23)
Return Stacked U.S. Stocks & Managed Futures ETF - at NAV	24.65%	17.75%
S&P 500® Total Return Index	26.38%	25.10%

Performance Inception Date	Sep. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/ for more recent performance information.
Net Assets	$ 282,674,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 1,710,174
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$282,674
Number of Holdings	29
Total Advisory Fee Paid	$1,710,174
Portfolio Turnover	118%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	74.4
First American Government Obligations Fund - Class X, 4.32%	10.2
German Stock Index	1.2
Canadian Dollar/US Dollar Cross Currency Rate	0.7
Euro/US Dollar Cross Currency Rate	0.4
Australian Dollar/US Dollar Cross Currency Rate	0.2
S&P/Toronto Stock Exchange 60 Index	0.2
Euro STOXX 50 Quanto Index	0.2
FTSE 100 Index	0.2
Gold	0.1

Return Stacked(R) Bonds & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Managed Futures ETF
Class Name	Return Stacked Bonds & Managed Futures ETF
Trading Symbol	RSBT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Managed Futures ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 1.60%, compared to the total return of the benchmark of 2.07%.

What Factors Influenced Performance?

The main drivers of positive performance in the Fund were futures on foreign currency, metals and equity indices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (2/7/23)
Return Stacked Bonds & Managed Futures ETF - at NAV	1.60%	-6.32%
Bloomberg U.S. Aggregate Bond Index	2.07%	2.55%

Performance Inception Date	Feb. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/ for more recent performance information.
Net Assets	$ 88,853,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 750,052
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$88,853
Number of Holdings	29
Total Advisory Fee Paid	$750,052
Portfolio Turnover	103%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	49.8
First American Government Obligations Fund - Class X, 4.32%	35.5
German Stock Index	1.2
Canadian Dollar/US Dollar Cross Currency Rate	0.7
Euro/US Dollar Cross Currency Rate	0.3
S&P/Toronto Stock Exchange 60 Index	0.2
Euro STOXX 50 Quanto Index	0.2
FTSE 100 Index	0.2
Australian Dollar/US Dollar Cross Currency Rate	0.2
Gold	0.1

Return Stacked(R) U.S. Stocks & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Futures Yield ETF
Class Name	Return Stacked U.S. Stocks & Futures Yield ETF
Trading Symbol	RSSY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$64	0.95%

The Fund commenced operations on May 28, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 28, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 1.09%, compared to the total return of the benchmark of 14.86%.

It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arised from the the futures yield program struggled to find its footing early in the quarter. Long positions in bonds proved to be especially painful as the 10-year U.S. Treasury yield rose over a quarter point in the first half of October. Bond positions proved to be a headwind throughout the entire quarter, with 10-year rates climbing almost 75 basis points by quarter end. However, losses in the latter part of the quarter were curbed by gains in currency exposures. Shorts in the Canadian Dollar, the Euro, and the Yen proved fruitful as the U.S. Dollar Index climbed nearly 7%. Losses in the energy complex were offset by gains in metals. Finally, mixed positioning in global equities proved to be a drag.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ending January 31, 2025	Since Inception (5/28/24)
Return Stacked U.S. Stocks & Futures Yield ETF - at NAV	1.09%
S&P 500® Total Return Index	14.86%

Performance Inception Date	May 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/ for more recent performance information.
Net Assets	$ 147,581,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 939,571
Investment Company, Portfolio Turnover	75.00%	[1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$147,581
Number of Holdings	28
Total Advisory Fee Paid	$939,571
Portfolio Turnover	75%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	74.2
First American Government Obligations Fund - Class X, 4.32%	10.9
Canadian Dollar/US Dollar Cross Currency Rate	1.7
Euro/US Dollar Cross Currency Rate	0.7
Euro STOXX 50 Quanto Index	0.5
S&P 500 Index	0.2
Natural Gas	0.2
Japanese Yen/US Dollar Cross Currency Rate	0.1
Nikkei 225 Index	0.0*
Nasdaq 100 Index	0.0*

*	Less than 0.05% of net assets.

Return Stacked(R) Bonds & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Futures Yield ETF
Class Name	Return Stacked Bonds & Futures Yield ETF
Trading Symbol	RSBY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Futures Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$40	0.94%

The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.94%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the reporting period, the Fund generated a negative total return of -10.42%, compared to the total return of the benchmark of -1.53%.

It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The main driver of underperformance compared to the benchmark arrised from the the futures yield program struggled to find its footing early in the quarter. Long positions in bonds proved to be especially painful as the 10-year U.S. Treasury yield rose over a quarter point in the first half of October. Bond positions proved to be a headwind throughout the entire quarter, with 10-year rates climbing almost 75 basis points by quarter end. However, losses in the latter part of the quarter were curbed by gains in currency exposures. Shorts in the Canadian Dollar, the Euro, and the Yen proved fruitful as the U.S. Dollar Index climbed nearly 7%. Losses in the energy complex were offset by gains in metals. Finally, mixed positioning in global equities proved to be a drag.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ending January 31, 2025	Since Inception (8/20/24)
Return Stacked Bonds & Futures Yield ETF - at NAV	-10.42%
Bloomberg U.S. Aggregate Bond Index	-1.53%

Performance Inception Date	Aug. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/ for more recent performance information.
Net Assets	$ 108,580,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 441,228
Investment Company, Portfolio Turnover	32.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)

Fund Size (Thousands)	$108,580
Number of Holdings	29
Total Advisory Fee Paid	$441,228
Portfolio Turnover	32%*

*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based on unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	49.7
First American Government Obligations Fund - Class X, 4.32%	35.0
Canadian Dollar/US Dollar Cross Currency Rate	1.6
Euro/US Dollar Cross Currency Rate	0.6
Euro STOXX 50 Quanto Index	0.5
Natural Gas	0.2
Japanese Yen/US Dollar Cross Currency Rate	0.1
S&P 500 Index	0.0*
Nikkei 225 Index	0.0*
Nasdaq 100 Index	0.0*

*	Less than 0.05% of net assets.

Return Stacked(R) Bonds & Merger Arbitrage ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Merger Arbitrage ETF
Class Name	Return Stacked Bonds & Merger Arbitrage ETF
Trading Symbol	RSBA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Merger Arbitrage ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$12	0.95%

The Fund commenced operations on December 17, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 17, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the reporting period, the Fund generated a positive total return of 0.40%, compared to the total return of the benchmark of -0.18%.

It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The merger arbitrage strategy component of the Fund seeks to track the AlphaBeta Merger Arbitrage Index. The Index endeavors to generate long-term annualized returns equal to the risk-free rate plus 400 basis points. In pursuing this goal, the Index invests in a maximum of 20 deals at a time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ending January 31, 2025	Since Inception (12/17/24)
Return Stacked Bonds & Merger Arbitrage ETF - at NAV	0.40%
Bloomberg U.S. Treasury Index	-0.18%

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/ for more recent performance information.
Net Assets	$ 9,034,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 9,087
Investment Company, Portfolio Turnover	2.00%	[3]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$9,034
Number of Holdings	12
Total Advisory Fee Paid	$9,087
Portfolio Turnover	2%*
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities. Common Stocks include securities sold short.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 4.32%	55.9
ALLETE, Inc.	12.4
HashiCorp, Inc. - Class A	12.3
Infinera Corp.	7.9
Enfusion, Inc. - Class A	6.3
PlayAGS, Inc.	2.3
U.S. Treasury 5 Year Note	0.1
U.S. Treasury 10 Year Notes	0.0*
U.S. Treasury 2 Year Notes	0.0*
U.S. Treasury Long Bonds	0.0*

*	Less than 0.05% of net assets.

[1]	Not annualized for periods less than one year.
[2]	Not annualized for periods less than one year.
[3]	Not annualized for periods less than one year.